Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 3,757	$ 3,193
Property, plant and improvements
Property and equipment, net	148,125	166,509
Other assets
Operating lease right-of-use assets	229,284
Other receivable	424,110	418,905
Note receivable - related party	44,859	44,859
Advances to CEN Biotech Ukraine LLC - related party	1,065,328	875,328
Intangible assets, net	5,380,959	5,805,771
Total assets	7,296,422	7,314,565
Current liabilities
Accounts payable	181,266	206,521
Loans payable	10,121,411	10,107,205
Loans payable – related parties	1,362,600	1,360,806
Convertible notes payable	5,185,412	3,597,760
Convertible notes payable- related parties	2,538,681	926,368
Accrued interest	9,585,055	6,860,494
Accrued interest – related parties	1,274,899	946,227
Operating lease liabilities	44,361
Accrued expenses	574,723	402,377
Total current liabilities	30,868,408	24,407,758
Operating lease liabilities, less current portion	184,263
Patent acquisition liability	720,000	1,010,000
Convertible notes, less current portion	1,038,913	1,545,887
Convertible notes - related parties, less current portion	20,000	1,612,313
Total liabilities	32,831,584	28,575,958
Commitments and contingencies (Notes 4, 8, 11, 12, 16, 17, 18, 20, and 22)
Shareholders’ deficit
Common stock; unlimited authorized shares; 26,953,363 and 25,473,363 issued and outstanding as of December 31, 2019 and 2018, respectively. No par value.
Additional paid-in capital	15,775,010	14,393,660
Accumulated deficit	(41,310,172)	(35,655,053)
Total shareholders’ deficit	(25,535,162)	(21,261,393)
Total liabilities and shareholders’ deficit	$ 7,296,422	$ 7,314,565